LIQUIDITY (Details)					6 Months Ended
	Jun. 14, 2021 USD ($) $ / shares shares	Jan. 28, 2021 USD ($)	Jun. 26, 2020 USD ($) $ / shares shares	May 21, 2020 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 $ / shares	Apr. 05, 2021 $ / shares	Nov. 25, 2020 USD ($) $ / shares	Jun. 30, 2020 shares
Number of warrants to purchase ordinary shares			1,680,000						29,520,000				911,112
Gross proceeds of before deducting the placement agent's fees and other estimated offering expenses | $			$ 2,100,000	$ 2,100,000
Short-term borrowings due to related parties					¥ 9,149,292			$ 1,438,247	¥ 12,676,042
Short-term bank loan					10,000,000			$ 1,600,000	¥ 15,000,000
Loss from operations					¥ 37,300,000	$ 5,900,000	¥ 9,102,177
Renewal term for commitment letter for financial support					3 years	3 years
Registered direct offering
Gross proceeds of before deducting the placement agent's fees and other estimated offering expenses | $	$ 55,000,000.0
Class A ordinary shares
Number of warrants to purchase ordinary shares	6,014,102		1,680,000	911,112
Issuance of ordinary shares, net of issuance costs (in shares)	6,014,102
Par value (in dollars per share) | $ / shares	$ 0.0925		$ 0.0925	$ 0.0925				$ 0.0925		$ 0.0925	$ 0.0925
Class A ordinary shares | Convertible Notes
Aggregate principal amount | $												$ 6,485,000
Par value (in dollars per share) | $ / shares												$ 0.0925
Conversion rate of note | $ / shares												$ 0.71
Principal and interests amount converted | $		$ 6,549,990
Class A ordinary shares | Concurrent private placement
Issuance of ordinary shares, net of issuance costs (in shares)	8,814,102
Pre-funded warrants
Number of warrants to purchase ordinary shares	8,814,102
Issuance of ordinary shares, net of issuance costs (in shares)	2,800,000
Gross proceeds of before deducting the placement agent's fees and other estimated offering expenses | $	$ 55,000,000.0